Schedule of Company’s Fair Value on a Recurring Basis (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Penny Warrants [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 102,820	$ 146,730
Arena warrants [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	68,479	79,207
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	180,918	238,613
Level 3 of fair value hierarchy [member] | Private and Representative Warrants [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	9,619	12,676
Level 3 of fair value hierarchy [member] | Penny Warrants [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	102,820	146,730
Level 3 of fair value hierarchy [member] | Arena warrants [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 68,479	$ 79,207